Financial liabilities	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
13.1 DETAILS OF FINANCIAL LIABILITIES

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Lease liabilities – Short term	1,247	1,261
Repayable BPI loan advances – Short term	535	689
PGE loans *	2,522	2,543
EIB loan – Short term	430	430
Total current financial liabilities	4,735	4,924
Lease liabilities – Long term	2,385	2,969
Repayable BPI loan advances – Long term	759	1,258
PGE loans *	307	1,547
EIB loan – Long term	43,054	40,204
Total non-current financial liabilities	46,505	45,978
Total financial liabilities	51,240	50,902
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans

The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Lease Liabilities	Repayable BPI Loan Advances		PGE Loans		EIB Loan	Total
		Bpifrance advance	Curadigm Bpi advance	HSBC “PGE”	Bpifrance “PGE”
As of December 31, 2024	4,230	1,606	342	1,891	2,198	40,635	50,902
Principal received	—	—	—	—	—	—	—
Decrease in loans and conditional advances	—	(600)	(75)	(626)	(626)	—	(1,927)
Interest paid	(69)	—	—	(11)	(22)	(233)	(335)
Payment of lease liabilities	(568)	—	—	—	—	—	(568)
Cash flows used in financing activities	(637)	(600)	(75)	(638)	(648)	(233)	(2,831)
Indexation effect on current lease commitment	—	—	—	—	—	—	—
Impact of discounting and catch-up	—	3	8	(4)	(1)	(1,036)	(1,031)
Accumulated fixed interest expense accrual	38	10	—	11	21	742	822
Accumulated variable interest expense accrual	—	—	—	—	—	3,377	3,377
Non-cash from financing activities	38	13	8	7	19	3,083	3,169
As of June 30, 2025	3,632	1,019	275	1,260	1,569	43,484	51,240
Of which Current	1,247	438	97	1,260	1,262	430	4,735
Of which Non-Current	2,385	581	178	—	307	43,054	46,505

Lease Liabilities

Lease liabilities correspond to the discounted amount of the rentals to be paid over the lease terms for all outstanding contracts falling within the scope of IFRS 16. For the period presented, the main contracts relate to the buildings rented in Paris and in Villejuif.

Repayable BPI loan advances

The Company received repayable advance from Banque Publique d’Investissement (“Bpifrance”, formerly known as “OSEO Innovation”). The advance bears 1.56% interest. The repayment of the period amounts to €0.6 million while the amount to be reimbursed corresponds to €1.0 million (as detailed in table Note 13.2 - Due dates of the financial liabilities below).

In June 2020, the Company obtained a €0.5 million conditional advance from Bpifrance, €0.4 million of which was received at the signature date. The advance is interest-free. The repayment of the period amounts to €0.1 million while the amount to be reimbursed corresponds to €0.3 million (as detailed in table Note 13.2 - Due dates of the financial liabilities below).

PGE loan (“Prêts Garantis par l’Etat”)

The Company announced in June 2020 that it has received approval for financing from both HSBC and Bpifrance for €5 million each in the form of state-guaranteed loans (“Prêts Garantis par l’Etat”, or “PGE” in France).
This loan is booked at amortized cost using an effective interest rate of 0.31%. Reimbursement of the loan started in September 2022 and will continue through mid-2026.

For the six month period ended June 30, 2025, €0.6 million was repaid on the HSBC PGE loan.
On July 10, 2020, the Company entered into the second €5 million PGE loan with Bpifrance (the ‘‘Bpifrance PGE Loan’’). The Bpifrance PGE loan has a 6-year term and is 90% guaranteed by the French State. Starting after its first year anniversary, the Bpifrance PGE loan bears an interest rate of 2.25% per annum, inclusive of an annual State guarantee fee of 1.61% per annum. The principal and interest of the Bpifrance PGE loan is being reimbursed in 20 quarterly installments as from October 31, 2021 through July 26, 2026.

For the six month period ended June 30, 2025, €0.6 million was repaid on the Bpifrance PGE loan.

EIB loan

As of June 30, 2025, the Company accounted for the debt at amortized cost using the original effective interest rate (“EIR”) of 21.3% and adjusting the estimated debt outflows in accordance with the revised forecasts of annual sales turnover relating to JNJ-1900 (NBTXR3) through specific Company’s license agreement (value and timing).

The EIB loan amounts to €43.5 million as of June 30, 2025 compared to €40.6 million as of December 31, 2024. The increase of €2.8 million over the six months ended June 30 2024 comprises:

•Fixed and variable interest expenses accrual for an amount of €4.1 million which are partially offset by
•the interest repayments of €0.2 million in accordance with the repayment schedule
•the P&L net positive impact of accretion and discounting on EIB loan of €1.0 million corresponding to :
(i) the decrease in estimated debt outflows beyond 2024 - before discounting effect - for €2.4 million positive P&L effect
(ii) partially offset by - €1.4 million of discounting negative effect).

As of June 30, 2025 the fair value of the debt is estimated at €46.5 million. The Company estimated the fair value of the debt using the same methodology as the one performed at renegotiation date. In doing so, the Company kept the same assumption of CCC credit rating. However, essentially because of a increase in spreads observed as of June 30, 2025 (compared to December 2024), the estimated fair market rate was estimated at 19.2%.

13.2 DUE DATES OF THE FINANCIAL LIABILITIES

The due dates for repayment of the financial liabilities at their nominal value and including fixed rate interests and future variable interest payments have been estimated based on the milestone and royalties forecasts at the reporting date are as follows:

	As of June 30, 2025
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	442	595	—	—	1,037
Curadigm interest-free Bpifrance advance	100	200	25	—	325
HSBC “PGE” (1)	1,266	—	—	—	1,266
Bpifrance “PGE” (1)	1,275	314	—	—	1,589
EIB fixed rate loan	467	22,027	44,891	30,366	97,751
Lease liabilities	1,282	1,707	866	—	3,855
Total	4,831	24,843	45,781	30,366	105,822
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026).

	As of December 31, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	800	837	—	—	1,637
Curadigm interest-free Bpifrance advance	100	200	75	—	375
HSBC “PGE” (1)	1,272	631	—	—	1,903
Bpifrance “PGE” (1)	1,289	948	—	—	2,237
EIB fixed rate loan	467	19,942	40,784	39,196	100,389
Lease liabilities	1,282	2,131	866	216	4,495
Total	5,210	24,689	41,725	39,412	111,036
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).

The debt obligations indicated above relate to the fixed and variable rate interests and principal payable on repayable advances, the interest-free Bpifrance loan, EIB loan, PGE loans and the lease liabilities. These amounts reflect the committed amounts under those contracts as of June 30, 2025.

As of June 30, 2025, the table above indicates that the EIB loan's total expected cash outflows (undiscounted) is €97.8 million, which includes :
•€33.7 million for the principal and fixed rate interest to be paid over the term of the loan,
•€19.0 million remaining milestones to be prepaid under the following mechanisms:
•should the company secure future non-dilutive capital through the execution of any business development deal, an accelerated redemption of this milestone payment would be triggered resulting in a prorated payment amount not exceeding 10% of any upfront or milestone payment received by the Company; and
•should the Company contract future equity or debt financing transactions which will require prepayments equal to a tiered low single digit percentage of raising up to an aggregate of €100 million, on a cumulative basis, increasing to a mid-single digit percentage for such financings greater than €100 million.
•€45.1 million for the estimated royalty payments to be made in the future, based on the forecasted sales expected to be generated by the Company’s partners during the six-year period beginning upon JNJ-1900 (NBTXR3) commercialization. (See Notes 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and 13.1 - Conditional advance, bank loan and loans from government and public authorities in the consolidated financial statements prepared in accordance with IFRS Accounting Standards for the year ended December 31, 2024).